Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Federal net operating losses carryforwards	$ 6,100,000	$ 3,900,000
State net operating losses carryforward	$ 6,100,000	$ 3,900,000
Operating loss carryforwards, Expiration date	Dec. 31, 2035	Dec. 31, 2035
Income tax benefits, Description	Greater than 50	Greater than 50
Net operating loss carryforwards	More than 50	More than 50